Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables	$ 423,611	$ 398,519
Related parties - note 20	27,992	15,337
Total	$ 451,603	$ 413,856